PERSONNEL, SOCIAL CHARGES AND BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
PERSONNEL, SOCIAL CHARGES AND BENEFITS
Schedule of personnel, social charges and benefits

	12.31.21	12.31.20
Social charges and benefits	397,906	350,138
Profit sharing	366,451	285,079
Share-based payment plans (Note 30)	109,682	86,296
Salaries and wages	35,818	46,495
Total	909,857	768,008

Current	888,324	764,329
Non-current	21,533	3,679